Basis of Presentation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 01, 2026
Basis of Presentation [Line Items]
Adjustments to additional paid in capital cumulated interest expenses	$ 30,138	$ 10,691	$ 14,563	$ 4,884
Acquisition of Wecan Group SA [Member]
Basis of Presentation [Line Items]
Ownership percentage					55.50%
ICAlps SASU [Member]
Basis of Presentation [Line Items]
Issued and outstanding shares percentage					100.00%